Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2017
Variable Interest Entity, Primary Beneficiary
Variable Interest Entities Disclosure

Information about VIEs (consolidated and non-consolidated) for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs

March 31, 2016*4

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	953	0	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	174,854	56,325	113,869	7,000
(d) VIEs for corporate rehabilitation support business	2,055	40	0	0
(e) VIEs for investment in securities	24,882	9,657	17,336	2,422
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	381,313	256,620	346,169	0
(g) VIEs for securitization of loan receivable originated by third parties	21,550	20,548	21,550	0
(h) VIEs for power generation projects	159,593	82,535	88,119	121,390
(i) Other VIEs	216,632	97,979	213,466	0

Total	¥981,832	¥523,704	¥800,509	¥130,812

March 31, 2017
	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	663	0	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	127,425	39,877	75,382	7,000
(d) VIEs for corporate rehabilitation support business	1,544	16	0	0
(e) VIEs for investment in securities	50,411	2,027	5,567	1,995
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	338,138	228,935	307,315	0
(g) VIEs for securitization of loan receivable originated by third parties	18,683	17,202	18,683	0
(h) VIEs for power generation projects	212,153	111,404	127,993	84,227
(i) Other VIEs	202,386	72,447	168,353	0

Total	¥951,403	¥471,908	¥703,293	¥93,222

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.
*4	The amounts as of March 31, 2016 were disclosed according to ASC 810 (“Consolidation”) before amendment, and were not adjusted to reflect the Accounting Standards Update 2015-02 (“Amendments to the Consolidation Analysis”—ASC 810 (“Consolidation”)).

Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entities Disclosure
2.	Non-consolidated VIEs

March 31, 2016*2

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Specified bonds and non-recourse loans	Investments	Maximum exposure to loss*1
(a) VIEs for liquidating customer assets	¥33,406	¥0	¥2,091	¥9,551
(b) VIEs for acquisition of real estate and real estate development projects for customers	170,001	4,776	13,039	24,964
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	2,964,616	0	26,174	47,636
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	1,070,683	0	10,671	10,721
(h) VIEs for power generation projects	20,007	0	1,182	1,182
(i) Other VIEs	104,284	0	4,868	4,868

Total	¥4,362,997	¥4,776	¥58,025	¥98,922

March 31, 2017*3
	Millions of yen
	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs		Specified bonds and non-recourse loans	Investments	Maximum exposure to loss*1
(a) VIEs for liquidating customer assets	¥8,671	¥0	¥991	¥991
(b) VIEs for acquisition of real estate and real estate development projects for customers	96,187	0	11,130	11,194
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	30,299,519	0	80,211	109,310
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	1,744,471	0	18,448	18,483
(h) VIEs for power generation projects	12,414	0	1,719	3,729
(i) Other VIEs	319,520	4,864	17,963	25,260

Total	¥32,480,782	¥4,864	¥130,462	¥168,967

*1	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.
*2	The amounts as of March 31, 2016 were disclosed according to ASC 810 (“Consolidation”) before amendment, and were not adjusted to reflect the Accounting Standards Update 2015-02 (“Amendments to the Consolidation Analysis”—ASC 810 (“Consolidation”)).
*3	On April 1, 2016, the Company and its subsidiaries adopted the Accounting Standards Update 2015-02 (“Amendments to the Consolidation Analysis”—ASC 810 (“Consolidation”)), issued in February 2015. As a result of the adoption, the effect on the non-consolidated VIEs as of April 1, 2016 was an increase of ¥2,401,930 million in total assets, an increase of ¥56,931 million in investments and an increase of ¥69,660 million in maximum exposure to loss. This was due primarily to the increases of ¥2,021,460 million in total assets, ¥49,275 million in investments and ¥62,003 million in maximum exposure to loss, included in “(e) VIEs for investment in securities.”